Financial Instruments - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,848,911	$ 56,595,145	$ 45,860,103
Less than 1 month [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,083,177	33,156,044	30,695,797
Less than 1 month [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	514,930	15,762,004	6,641,541
Less than 1 month [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	250,804	7,677,097	8,522,765
1 to 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,516,894	46,432,142	30,067,396
1 to 3 months [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,126,854	34,493,000	18,387,296
1 to 3 months [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	232,852	7,127,606	4,153,830
1 to 3 months [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	157,188	4,811,536	7,526,270
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,066,719	32,652,272	11,177,095
3 months to 1 year [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	225,387	6,899,093	4,549,468
3 months to 1 year [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	833,411	25,510,718	5,101,178
3 months to 1 year [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	7,921	242,461	1,526,449
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,726,992	144,693,229	39,101,387
1-5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,874	57,375	2,807
1-5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	4,280,106	131,014,040	27,196,245
1-5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	445,012	13,621,814	11,902,335
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	149,104	4,564,069	7,538,905
More than 5 years [member] | Non interest bearing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	6,420	196,523	176,199
More than 5 years [member] | Floating interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts			900,310
More than 5 years [member] | Fixed interest rate [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 142,684	$ 4,367,546	$ 6,462,396